SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details) - R$ / $	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES
Withholding tax rate (as a percent)	15.00%
US Dollar
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES
Exchange rate	3.3080	3.2591
Euro
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES
Exchange rate	3.9676	3.4351